Supplement to the
Spartan® Total Market Index Fund,
Spartan Extended Market Index Fund,
and Spartan International Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
August 25, 2011
Prospectus

The following information supplements the biographical information for each fund found under the heading "Portfolio Manager(s)" in each fund's "Fund Summary" section on pages 5, 8, and 11.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information for each fund found under the heading "Fund Management"in the "Fund Services" section on page 19.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of each fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

SIF-I-11-01  October 21, 2011
1.933378.100

Supplement to the
Spartan® Total Market Index Fund,
Spartan Extended Market Index Fund,
and Spartan International Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan Extended Market Index Fund on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.04%	0.01%
Total annual operating expenses	0.10%	0.07%

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan International Index Fund on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.11%
Total annual operating expenses	0.20%	0.17%

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%

The following supplements similar information under the heading "Principal Investment Risks" in each fund's "Fund Summary" section beginning on pages 3, 6, and 9.

  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.
SIF-11-03  October 21, 2011
1.717993.136

The following supplements similar information under the heading "Principal Investment Risks" in Spartan Extended Market Index Fund's "Fund Summary" section beginning on page 3.

  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

The following information supplements the biographical information for each fund found under the heading "Portfolio Manager(s)" in each fund's "Fund Summary" section on pages 4, 7, and 10.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Summary" section for Spartan International Index Fund on page 6.

  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI® EAFE® Index.

The following replaces similar information in paragraphs 4 and 5 under the heading "Principal Investment Strategies" in the "Fund Basics" section for each fund on pages 12 and 13.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Basics" section for Spartan International Index Fund on page 12.

The fund may not always hold all of the same securities as the MSCI EAFE Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the MSCI EAFE Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, earnings growth, and country weightings.

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Basics" section on page 13.

Correlation to Index. The performance of each fund and its index may vary somewhat due to factors such as fees and expenses of each fund, imperfect correlation between each fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. Each fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect each fund's ability to achieve close correlation with its index.

The following supplements similar information for Spartan Extended Market Index Fund under the heading "Principal Investment Risks" in the "Fund Basics" section on page 13.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

The following replaces similar information found in the "Buying Shares" section on page 17.

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) generally require a minimum purchase and ongoing balance of $100 million at the plan sponsor level, except for plans for which an affiliate of FMR provides recordkeeping services and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel.

The following replaces similar information found in the "Features and Policies" section on page 20.

You may be charged an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions.

The following information supplements the biographical information for each fund found under the heading "Fund Management"in the "Fund Services" section on page 22.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of each fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

Effective September 1, 2011, the following information replaces the similar information found in the "Fund Management" section on page 22.

Spartan Extended Market Index Fund's, Spartan International Index Fund's, and Spartan Total Market Index Fund's annual management fee rate is 0.06%, 0.06%, and 0.045%, respectively, of its average net assets.

Effective February 1, 2012, the following information will be removed in the "Fund Management" section on page 23.

Effective October 14, 2005, FMR has voluntarily agreed to reimburse Investor Class and Fidelity Advantage Class of Spartan International Index Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10% and 0.07%. These arrangements may be discontinued by FMR at any time.

Supplement to the
Spartan® Total Market Index Fund
Class F
April 29, 2011
Prospectus

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.045%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.045%

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

1 year	$ 5
3 years	$ 15
5 years	$ 25
10 years	$ 58

The following supplements similar information under the heading"Principal Investment Risks" in the "Fund Summary" section on page 4.

  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

James Francis (senior portfolio manager) has managed the fund since October 2011.

STI-F-11-02  October 21, 2011
1.905902.104

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 7.

Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, imperfect correlation between the fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. The fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect the fund's ability to achieve close correlation with its index.

The following information supplements the biographical information found under the heading "Fund Management"in the "Fund Services" section on page 16.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

Effective September 1, 2011, the following information replaces the similar information found in the "Fund Management" section on page 17.

The fund's annual management fee rate is 0.045% of its average net assets.

Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus

The following supplements similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.

  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The following supplements similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 8.

Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, imperfect correlation between the fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. The fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect the fund's ability to achieve close correlation with its index.

The following replaces similar information found in the "Buying Shares" section on page 15.

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) generally require a minimum purchase and ongoing balance of $100 million at the plan sponsor level, except for plans for which an affiliate of FMR provides recordkeeping services and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel.

UEI-11-04  October 21, 2011
1.717991.129

The following replaces similar information found in the "Features and Policies" section on page 20.

You may be charged an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section on page 23.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage
Institutional Class
April 29, 2011
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Year-by-Year ReturnsA

Calendar Years	2006	2007	2008	2009	2010
	15.75%	5.46%	-37.01%	26.55%	15.01%

During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	15.96%	June 30, 2009
Lowest Quarter Return	-21.96%	December 31, 2008
Year-to-Date Return	6.00%	June 30, 2011

A The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.

U5I-U5A-11-03  October 21, 2011
1.929867.102

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

Average Annual Returns

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Life of classB
Spartan 500 Index Fund - Fidelity Advantage ClassA	15.01%	2.28%	3.26%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.28%

A The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.

B From October 14, 2005.

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.

  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 8.

Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, imperfect correlation between the fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. The fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect the fund's ability to achieve close correlation with its index.

The following replaces similar information found in the "Buying Shares" section on page 13.

Institutional Class and Fidelity Advantage Institutional Class shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. For Institutional Class, such plans generally require a minimum purchase and ongoing balance of $5 million at the plan sponsor level. For Fidelity Advantage Institutional Class, such plans generally require a minimum purchase and ongoing balance of $200 million at the plan sponsor level. Please contact Fidelity for more information about Institutional Class and Fidelity Advantage Institutional Class shares.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section on page 18.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.